Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [abstract]
Finance Costs
19.
FINANCE COSTS

The following table summarizes the Company’s finance costs:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Accrued interest on loan from former parent	301	3,591	2,359
Other	47	448	292
	348	4,039	2,651